VESSELS AND EQUIPMENT (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2010 Suezmax Double Hull Transferred from Newbuildings [Member]	Dec. 31, 2010 VLCC Double Hull Transferred from Newbuildings [Member]	Dec. 31, 2010 VLCC Double Hull Secondhand [Member]	Dec. 31, 2011 VLCC Double Hull Transferred from Capital Lease [Member]	Dec. 31, 2010 VLCC Double Hull Transferred from Capital Lease [Member]	Dec. 31, 2010 Suezmax Single Hull [Member]	Dec. 31, 2011 Vessels and Equipment [Member]	Dec. 31, 2010 Vessels and Equipment [Member]	Dec. 31, 2009 Vessels and Equipment [Member]	Dec. 31, 2011 Vessels and Equipment [Member] Frontline 2012 [Member]	Dec. 31, 2011 Vessels [Member] VLCC Front Eagle renamed DHT Eagle [Member] Sale and Lease Back Transactions [Member]
Vessels and equipment [Roll Forward]
Balance, beginning of period												$ 1,608,840,000	$ 799,023,000	$ 519,016,000
Accumulated Depreciation beginning balance												(178,716,000)	(120,329,000)	(80,855,000)
Net Carrying Value beginning balance												1,430,124,000	678,694,000	438,161,000
Purchase of vessels and equipment												56,591,000	207,772,000	219,000
Transfers from Newbuildings													499,154,000	220,549,000
Transfers from vessels under capital lease												53,733,000	112,571,000	58,307,000
Other movements cost												(348,000)	(1,228,000)	932,000
Other movements depreciation												179,000	1,145,000	(665,000)
Depreciation	195,597,000	212,851,000	237,313,000									(65,744,000)	(60,023,000)	(38,809,000)
Disposals cost												(332,495,000)	(8,452,000)
Disposals depreciation												156,560,000	491,000
Disposal of vessels to Frontline 2012 cost															(927,009,000)
Disposal of vessels to Frontline 2012 depreciation															62,144,000
Impairment	(121,443,000)	0	0									(121,443,000)
Balance, end of period												459,312,000	1,608,840,000	799,023,000
Accumulated Depreciation ending balance												(147,020,000)	(178,716,000)	(120,329,000)
Net Carrying Value ending balance	312,292,000	1,430,124,000										312,292,000	1,430,124,000	678,694,000
Number of vessels the company owns (in vessels)	7	17
Number of vessel-owning subsidiaries sold to Frontline 2012	10
Number of vessels owned by each vessel-owning entity sold to Frontline 2012 (in vessels)	1
Number of Suezmax vessels impaired (in vessels)	5
Number of impaired vessels sold by end of period (in vessels)	4
Acquisitions of vessels (in vessels)						4	2	2	1	2						1
Acquisition cost of vessels						270,400,000	228,800,000	207,300,000								56,100,000
Disposal of vessels (in number of vessels)											1
Leases, Schedule of Leased Assets [Line Items]
Number of vessels sold and chartered in from new ownership (in vessels)					1											1
Charter duration of new contract with new owners (in years)					2Y
Charter rate per day of vessel				$ 35,000	$ 35,000											$ 32,500